Cover	12 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Amendment No. 6
Entity Registrant Name	HCYC Holding Company
Entity Central Index Key	0002006779
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 1008
Entity Address, Address Line Two	10/F., Ocean Centre, Harbour City
Entity Address, Address Line Three	5 Canton Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3795 2518
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas FL 33
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	612-1400
Contact Personnel Name	Celine & Partners, PLLC